Sep. 01, 2020
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 16, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised April 19, 2021), for the iShares U.S. Basic Materials ETF (IYM), iShares U.S. Energy ETF (IYE), iShares U.S. Healthcare ETF (IYH), iShares U.S. Technology ETF (IYW), iShares U.S. Utilities ETF (IDU), iShares U.S. Consumer Goods ETF (IYK), iShares U.S. Financials ETF (IYF), iShares U.S. Industrials ETF (IYJ), and iShares U.S. Consumer Services ETF (IYC) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The following changes for each Fund will be effective on or about September 20, 2021.

Ticker[1]	Current Fund Name	New Fund Name	Current Underlying Index	New Underlying Index
IYK	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Staples ETF	Dow Jones U.S. Consumer Goods Index	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
IYC	iShares U.S. Consumer Services ETF	iShares U.S. Consumer Discretionary ETF	Dow Jones U.S. Consumer Services Capped Index	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.

Ticker[1]	Fund Name	Current Underlying Index	New Underlying Index
IYM	iShares U.S. Basic Materials ETF	Dow Jones U.S. Basic Materials Index	Russell 1000 Basic Materials RIC 22.5/45 Capped Index
IYE	iShares U.S. Energy ETF	Dow Jones U.S. Oil & Gas Index	Russell 1000 Energy RIC 22.5/45 Capped Index
IYH	iShares U.S. Healthcare ETF	Dow Jones U.S. Health Care Index	Russell 1000 Health Care RIC 22.5/45 Capped Index
IYW	iShares U.S. Technology ETF	Dow Jones U.S. Technology Capped Index	Russell 1000 Technology RIC 22.5/45 Capped Index
IDU	iShares U.S. Utilities ETF	Dow Jones U.S. Utilities Index	Russell 1000 Utilities RIC 22.5/45 Capped Index
IYF	iShares U.S. Financials ETF	Dow Jones U.S. Financials Capped Index	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
IYJ	iShares U.S. Industrials ETF	Dow Jones U.S. Industrials Index	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of IYK shall be deleted in its entirety and replaced with the following:

The iShares U.S. Consumer Staples ETF seeks to track the investment results of an index composed of U.S. equities in the consumer staples sector.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of IYC shall be deleted in its entirety and replaced with the following:

The iShares U.S. Consumer Discretionary ETF seeks to track the investment results of an index composed of U.S. equities in the consumer discretionary sector.

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYM shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the basic materials industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYE shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Energy RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the energy sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the energy industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYH shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYW shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the technology sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IDU shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Utilities RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYK shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Underlying Index”), which measures the performance of the consumer staples sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 45%. The weight of one or more securities in the Underlying Index may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition between quarterly rebalance dates.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the consumer staples industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYF shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the financials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYJ shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IYC shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Underlying Index”), which measures the performance of the consumer discretionary sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index includes large- and mid -capitalization companies.

The Underlying Index is a subset of the Russell 1000 Index which is a float-adjusted capitalization-weighted index of equity securities issued by approximately the 1,000 largest issuers in the Russell 3000 Index. The Russell 3000 Index measures the performance of the broad U.S. equity market, as defined by Russell.

The Underlying Index uses a capping methodology to constrain at quarterly rebalance: (i) the weights of any single issuer (as determined by Russell) to a maximum of 15%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to a maximum of 22.5%. Between scheduled quarterly index reviews, the Underlying Index is monitored daily using constituent weights and forward looking information to ensure all companies that constitute more than 4.8% of the weight of the Underlying Index do not constitute more than 24% of the weight of the Underlying Index in the aggregate on a future date. On the calculation day where the threshold has been breached, the index is recapped using the quarterly capping methodology.

A significant portion of the Underlying Index is expected to be represented by securities of companies in the consumer discretionary industry or sector. The components of the Underlying Index are likely to change over time.

The last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” (and immediately preceding the section entitled “Industry Concentration Policy”) for each Fund shall be deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in Certain of the Funds’ “Summary of Principal Risks”

The section of the Summary Prospectus of IYK entitled “Summary of Principal Risks” is amended to delete the “Consumer Goods Industry Risk” and to add the following:

Consumer Staples Sector Risk. The consumer staples sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

The section of the Summary Prospectus of IYC entitled “Summary of Principal Risks” is amended to delete the “Consumer Services Industry Risk” and to add the following:

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

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